TAXES ON INCOME - Deferred income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income taxes
Deferred taxes	$ 573	$ 577
Deferred tax income (expenses)	(4)	107	$ 65
Carryforward tax losses
Deferred income taxes
Deferred taxes		41
Deferred tax income (expenses)	(41)	(8)	(18)
Employee benefits and other liabilities
Deferred income taxes
Deferred taxes	216	199
Deferred tax income (expenses)	17	46	25
Share-based compensation
Deferred income taxes
Deferred taxes	357	337
Deferred tax income (expenses)	$ 20	$ 69	$ 58